Schedule IV - Mortgage Loans on Real Estate - Reconciliation of Mortgage Loans on Real Estate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Mortgage Loans on Real Estate [Roll Forward]
Balance at January 1	$ 934,964	$ 726,426	$ 827,796
Additions:
New mortgage loans	25,893	237,031	476,332
Additions under existing mortgage loans	165,275	92,887	13,108
Other	30,694	33,080	26,156
Deductions:
Collections of principal	(247,431)	(151,464)	(532,465)
Recovery of (provision for) loan losses	9,747	(6,186)	483
Transfers (to) from real estate and equity investments	(3,177)	3,261	(84,912)
Amortization of premium	(60)	(71)	(72)
Balance at December 31	915,905	934,964	726,426
Charge offs	$ 10,100	$ 1,000	$ 239,600